Mining interests - Other - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of long-lived assets	$ 876,376	$ 322,148
Cash proceeds from sale of mining interest (Note 9)	7,500	0
Mining interests (Note 9)	3,291,435	3,563,490
Menankoto Property, exploration
Disclosure of detailed information about property, plant and equipment [line items]
Payment to acquire non-controlling interest		$ 7,000
Additional proportion of ownership interest acquired		5.00%
Percentage of ownership interest in subsidiary		100.00%
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	7,366,529	$ 6,413,195	$ 4,411,220
Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	(4,075,094)	(2,849,705)	$ (2,136,490)
Leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	35,000	34,000
Corporate office
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	17,000	19,000
Corporate office | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	24,000	24,000
Corporate office | Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	(7,000)	(5,000)
Other leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	18,000	15,000
Other leased assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	32,000	24,000
Other leased assets | Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	(14,000)	(9,000)
Non-core Properties | Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of long-lived assets	1,000	$ 20,000
Quebradona Property
Disclosure of detailed information about property, plant and equipment [line items]
Cash proceeds from sale of mining interest (Note 9)	$ 7,500